Long-term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt
Long-term Debt
Long-term debt consists of the following:

As of December 31	2015	2016
(in thousands)	EUR	EUR

EUR 600 million 5.75 percent senior notes due 2017, carrying amount	254,339	243,292
EUR 500 million 0.625 percent senior notes due 2022, carrying amount	—	489,497
EUR 750 million 3.375 percent senior notes due 2023, carrying amount	828,876	842,284
EUR 1,000 million 1.375 percent senior notes due 2026, carrying amount	—	956,326
EUR 750 million 1.625 percent senior notes due 2027, carrying amount	—	746,239
Loan headquarter building[1]	28,078	26,648
Other	18,392	15,179
Long-term debt	1,129,685	3,319,465
Less: current portion of long-term debt	4,211	247,672
Non-current portion of long-term debt	1,125,474	3,071,793

1.	This loan relates to our VIE, see Note 12.
Our obligations to make principal repayments under our Eurobonds and other borrowing arrangements excluding interest expense as of December 31, 2016, for the next five years and thereafter, are as follows:

(in thousands)	EUR
2017	242,360
2018	27,997
2019	1,762
2020	1,762
2021	1,762
Thereafter	3,002,180
Long-term debt	3,277,823
Less: current portion of long-term debt	242,360
Non-current portion of long-term debt	3,035,463

Eurobonds
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

As of December 31	2015	2016
(in thousands)	EUR	EUR
Amortized cost amount	979,620	3,212,524
Fair value interest rate swaps [1]	103,595	65,114
Carrying amount	1,083,215	3,277,638

1.	The fair value of the interest rate swaps excludes accrued interest.
In June 2007, we completed an offering of our EUR 600 million 5.75 percent senior notes due 2017, with interest payable annually on June 13. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on June 13, 2017. In September 2013, we repurchased a nominal amount of EUR 361.8 million of these notes in a tender offer for a cash amount of EUR 423.0 million including accrued interest.
In September 2013, we completed an offering of our EUR 750 million 3.375 percent senior notes due 2023, with interest payable annually on September 19. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on September 19, 2023.
In July 2016, we completed an offering of our EUR 500 million 0.625 percent senior notes due 2022, with interest payable annually on July 7. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on July 7, 2022.
In July 2016, we completed an offering of our EUR 1,000 million 1.375 percent senior notes due 2026, with interest payable annually on July 7. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on July 7, 2026.
In November 2016, we completed an offering of our EUR 750 million 1.625 percent senior notes due 2027, with interest payable annually on May 28. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on May 28, 2027.
The Eurobonds serve as hedged items in fair value hedge relationships in which we hedge the variability of changes in the fair value of our Eurobonds due to changes in market interest rates with interest rate swaps. The fair value changes of these interest rate swaps are recorded on the Consolidated Balance Sheets under derivative financial instruments (within other current assets, other non-current assets, current accrued and other liabilities and non-current accrued and or liabilities) and the carrying amount of the Eurobonds is adjusted for these fair value changes only. Following the repurchase of part of our EUR 600 million 5.75 percent senior notes due 2017, the corresponding part of the interest rate swaps was simultaneously terminated in 2013.
The following table summarizes the estimated fair value of our Eurobonds:

As of December 31	2015	2016
(in thousands)	EUR	EUR
Principal amount	988,153	3,238,153
Carrying amount	1,083,215	3,277,638
Fair value [1]	1,100,849	3,386,213

1.	Source: Bloomberg Finance LP.
The fair value of our Eurobonds is estimated based on quoted market prices as of December 31, 2016. Due to changes in market interest rates and credit spreads since the issue of our Eurobonds which carry a fixed coupon interest rate, the fair value deviates from the principal amount.